UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity
Magellan®
Fund

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Magellan	.67%
Actual		$ 1,000.00	$ 955.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40
Class K	.52%
Actual		$ 1,000.00	$ 955.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Staples, Inc.	3.7	3.7
Applied Materials, Inc.	3.7	4.4
Apple, Inc.	2.8	2.0
Medco Health Solutions, Inc.	2.8	2.7
Corning, Inc.	2.7	4.3
Nokia Corp. sponsored ADR	2.5	4.3
Goldcorp, Inc.	2.0	1.5
Newmont Mining Corp.	2.0	2.0
Juniper Networks, Inc.	1.8	1.4
Occidental Petroleum Corp.	1.8	1.7
	25.8
Top Five Market Sectors as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	29.3
Consumer Discretionary	13.8	12.0
Materials	11.6	9.7
Health Care	11.4	12.3
Financials	11.1	13.1
Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Stocks 99.5%		Stocks 99.0%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	23.0%	** Foreign investments	20.6%

Semiannual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
BorgWarner, Inc. (a)	1,000,000	$ 52,620
Johnson Controls, Inc.	1,000,000	30,500
		83,120
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (c)	100,000	17,450
Hotels, Restaurants & Leisure - 1.6%
China Lodging Group Ltd. ADR (c)	500,000	11,735
Ctrip.com International Ltd. sponsored ADR (a)	770,016	36,768
Darden Restaurants, Inc.	700,000	29,946
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	274,700	1,398
Starbucks Corp.	10,562,616	270,192
		350,039
Household Durables - 4.4%
Beazer Homes USA, Inc. (a)(c)	2,000,000	8,260
D.R. Horton, Inc.	15,888,899	176,685
KB Home (d)	4,088,000	46,317
Lennar Corp. Class A	13,380,585	205,793
M.D.C. Holdings, Inc.	2,000,000	58,060
PulteGroup, Inc. (a)	18,708,638	163,888
Ryland Group, Inc.	1,896,860	33,992
Tempur-Pedic International, Inc. (a)	1,000,000	31,000
Toll Brothers, Inc. (a)(d)	12,853,054	244,465
		968,460
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	200,000	31,412
B2W Companhia Global Do Varejo	1,000,000	18,369
		49,781
Leisure Equipment & Products - 0.3%
Brunswick Corp.	3,503,353	53,321
Media - 1.5%
Ascent Media Corp. (a)	144,656	3,864
Cinemark Holdings, Inc.	238,900	3,846
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	68,040
Informa PLC	5,000,000	32,904
Time Warner Cable, Inc.	2,000,000	107,980
Virgin Media, Inc.	4,944,763	113,828
		330,462
Multiline Retail - 0.0%
Future Mall Management Ltd. (a)	10,703	0
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Maoye International Holdings Ltd.	12,713,000	$ 5,948
Pantaloon Retail India Ltd.	194,608	2,298
Pantaloon Retail India Ltd. Class B	19,460	165
		8,411
Specialty Retail - 3.9%
Belle International Holdings Ltd.	20,000,000	40,160
Staples, Inc. (d)	39,090,255	817,760
		857,920
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)(c)	674,500	30,164
NIKE, Inc. Class B	1,597,000	127,984
Phillips-Van Heusen Corp.	530,384	31,908
Polo Ralph Lauren Corp. Class A	1,150,000	103,339
		293,395
TOTAL CONSUMER DISCRETIONARY		3,012,359
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	2,341,972	73,702
Drogasil SA	500,000	12,754
United Natural Foods, Inc. (a)(d)	3,967,342	131,478
Wal-Mart de Mexico SA de CV Series V	10,000,000	25,059
Wumart Stores, Inc. (H Shares)	25,000,000	59,802
		302,795
Food Products - 0.4%
Cosan Ltd. Class A	3,181,700	36,876
Cosan SA Industria e Comercio	3,000,000	44,212
Dole Food Co., Inc. (c)	813,934	7,447
		88,535
Household Products - 0.5%
Energizer Holdings, Inc. (a)	1,747,700	117,498
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	500,000	31,615
TOTAL CONSUMER STAPLES		540,443
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.2%
Energy Equipment & Services - 2.0%
Ensco International Ltd. ADR	2,000,000	$ 89,460
Lufkin Industries, Inc.	1,000,000	43,900
Noble Corp.	2,000,000	67,580
Schlumberger Ltd.	2,952,462	181,901
Seahawk Drilling, Inc. (a)	33,333	282
Transocean, Inc. (a)	761,302	48,944
		432,067
Oil, Gas & Consumable Fuels - 6.2%
Alpha Natural Resources, Inc. (a)	1,000,000	41,150
Anadarko Petroleum Corp.	500,000	28,525
Chesapeake Energy Corp.	15,000,000	339,750
CONSOL Energy, Inc.	2,000,000	73,920
Denbury Resources, Inc. (a)	9,500,000	150,955
Enterprise Products Partners LP	700,000	27,769
EOG Resources, Inc.	727,200	67,608
Marathon Oil Corp.	2,262,188	74,878
Occidental Petroleum Corp.	4,915,300	384,868
Reliance Industries Ltd.	3,000,000	66,452
Southwestern Energy Co. (a)	3,000,000	100,320
Westernzagros Resources Ltd. (a)	1,000,000	369
		1,356,564
TOTAL ENERGY		1,788,631
FINANCIALS - 11.0%
Capital Markets - 2.0%
Charles Schwab Corp.	8,547,000	118,803
Evercore Partners, Inc. Class A	87,600	2,506
Franklin Resources, Inc.	2,110,800	225,645
Merriman Holdings, Inc. (a)	15,012	37
Nomura Holdings, Inc.	7,295,700	35,101
Northern Trust Corp.	341,352	16,467
T. Rowe Price Group, Inc.	1,000,000	50,065
		448,624
Commercial Banks - 2.3%
Banco Do Brasil SA	2,000,000	37,658
CapitalSource, Inc.	5,000,000	26,700
Lloyds Banking Group PLC (a)	10,000,000	11,602
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,778
PNC Financial Services Group, Inc.	1,500,000	77,865
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	6,000,000	$ 174,862
SVB Financial Group (a)	1,741,010	73,680
Wells Fargo & Co.	3,917,204	98,439
		503,584
Consumer Finance - 0.8%
American Express Co.	2,000,000	84,060
ORIX Corp.	1,161,600	88,912
		172,972
Diversified Financial Services - 1.3%
Bank of America Corp.	10,523,704	137,966
CME Group, Inc.	370,200	96,419
JPMorgan Chase & Co.	1,066,600	40,605
		274,990
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	835,500	69,079
China Life Insurance Co. Ltd. (H Shares)	66,231,000	262,293
Endurance Specialty Holdings Ltd.	555,800	22,121
Reinsurance Group of America, Inc.	339,549	16,397
		369,890
Real Estate Investment Trusts - 1.7%
Boston Properties, Inc.	1,000,000	83,120
CBL & Associates Properties, Inc.	5,513,363	72,005
HCP, Inc.	1,500,000	53,970
Kimco Realty Corp.	679,800	10,707
Simon Property Group, Inc.	1,000,000	92,740
Terreno Realty Corp. (d)	1,000,000	18,220
Vornado Realty Trust	530,114	45,341
		376,103
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	4,199,300	76,763
China Resources Land Ltd.	10,000,000	20,338
Iguatemi Empresa de Shopping Centers SA	2,189,500	48,893
Indiabulls Real Estate Ltd. (a)	7,800,000	29,935
PT Ciputra Development Tbk (a)	18,384,000	783
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
PT Lippo Karawaci Tbk (a)	702,550,500	$ 44,082
The St. Joe Co. (a)(c)	1,500,000	37,305
		258,099
TOTAL FINANCIALS		2,404,262
HEALTH CARE - 11.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	2,000,000	110,220
BioMarin Pharmaceutical, Inc. (a)	3,000,000	67,050
Clinical Data, Inc. (a)	988,714	16,680
Incyte Corp. (a)	1,500,000	23,985
Protalix BioTherapeutics, Inc. (a)(c)	1,000,000	8,690
United Therapeutics Corp. (a)	1,478,560	82,814
		309,439
Health Care Equipment & Supplies - 2.2%
American Medical Systems Holdings, Inc. (a)	600,000	11,748
C. R. Bard, Inc.	1,899,791	154,700
Covidien PLC	2,000,000	80,380
Edwards Lifesciences Corp. (a)	660,000	44,253
Greatbatch, Inc. (a)(d)	2,318,300	53,761
HeartWare International, Inc. (a)	119,900	8,244
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	59,190
Stryker Corp.	1,300,000	65,065
		477,341
Health Care Providers & Services - 5.5%
Brookdale Senior Living, Inc. (a)(d)	10,731,200	175,026
Emeritus Corp. (a)(c)	1,000,000	17,060
Express Scripts, Inc. (a)	5,612,600	273,334
HealthSouth Corp. (a)	1,000,000	19,200
Henry Schein, Inc. (a)	1,903,653	111,516
LHC Group, Inc. (a)	500,000	11,595
Medco Health Solutions, Inc. (a)	11,650,100	606,504
		1,214,235
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	1,400,000	68,880
Life Technologies Corp. (a)	500,000	23,345
QIAGEN NV (a)	700,000	12,418
		104,643
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.8%
Allergan, Inc.	1,075,984	$ 71,585
Cadence Pharmaceuticals, Inc. (a)	1,000,000	8,350
Cardiome Pharma Corp. (a)	2,500,000	15,213
Elan Corp. PLC sponsored ADR (a)	5,000,000	28,750
Medicis Pharmaceutical Corp. Class A	1,167,343	34,612
Perrigo Co.	400,000	25,688
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500,000	131,875
Valeant Pharmaceuticals International, Inc.	2,890,450	72,911
		388,984
TOTAL HEALTH CARE		2,494,642
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	1,000,000	30,310
DigitalGlobe, Inc. (a)	500,000	15,200
Raytheon Co.	1,000,000	45,710
Raytheon Co. warrants 6/16/11 (a)	204,836	1,852
TransDigm Group, Inc.	250,000	15,513
United Technologies Corp.	2,000,000	142,460
		251,045
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	500,000	34,960
Hub Group, Inc. Class A (a)	400,000	11,704
		46,664
Airlines - 1.5%
AMR Corp. (a)	5,000,000	31,350
Delta Air Lines, Inc. (a)	16,814,711	195,723
JetBlue Airways Corp. (a)	8,829,552	59,070
Southwest Airlines Co.	3,000,000	39,210
		325,353
Building Products - 0.5%
Masco Corp.	6,100,000	67,161
Owens Corning (a)	1,500,000	38,445
USG Corp. (a)(c)	1,000,000	13,190
		118,796
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	300,000	20,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	4,000,000	$ 121,960
Stericycle, Inc. (a)	350,000	24,318
		166,603
Construction & Engineering - 0.7%
Fluor Corp.	2,500,000	123,825
Granite Construction, Inc.	1,000,000	22,740
MYR Group, Inc. (a)(d)	1,037,100	16,998
		163,563
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,000,000	44,240
AMETEK, Inc.	500,000	23,885
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	21,704
Emerson Electric Co.	1,500,000	78,990
EnerSys (a)	1,000,000	24,970
		193,789
Industrial Conglomerates - 0.0%
Textron, Inc.	500,000	10,280
Machinery - 1.3%
Bucyrus International, Inc. Class A	200,000	13,870
Danaher Corp.	6,000,000	243,660
NACCO Industries, Inc. Class A	262,001	22,896
		280,426
Professional Services - 1.8%
Equifax, Inc. (d)	7,485,262	233,540
Robert Half International, Inc.	5,124,900	133,247
Towers Watson & Co.	500,000	24,590
		391,377
Road & Rail - 0.2%
Localiza Rent A Car SA	2,500,000	41,626
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)	266,666	1,320
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	5,013
TOTAL INDUSTRIALS		1,995,855
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 5.9%
Adtran, Inc.	2,000,000	70,600
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	10,950,300	$ 239,812
HTC Corp.	2,100,000	47,721
Juniper Networks, Inc. (a)	12,817,200	389,002
Nokia Corp. sponsored ADR (c)	54,109,935	542,723
		1,289,858
Computers & Peripherals - 3.3%
Apple, Inc. (a)	2,156,200	611,822
Seagate Technology (a)	2,000,000	23,560
Western Digital Corp. (a)	3,000,000	85,170
		720,552
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	4,736,900	232,013
Corning, Inc.	32,043,522	585,756
Foxconn International Holdings Ltd. (a)	5,000,000	3,673
Ingram Micro, Inc. Class A (a)	3,577,600	60,318
IPG Photonics Corp. (a)	1,000,000	24,140
		905,900
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	2,000,000	100,360
eAccess Ltd.	60,000	46,083
eBay, Inc. (a)	3,000,000	73,200
Google, Inc. Class A (a)	601,000	316,000
GREE, Inc. (c)	5,000,000	81,250
Monster Worldwide, Inc. (a)(c)(d)	9,211,938	119,387
Yahoo! Japan Corp.	200,000	69,114
		805,394
IT Services - 2.0%
Accenture PLC Class A	3,000,000	127,470
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	213,950
Fidelity National Information Services, Inc.	498,800	13,532
Fiserv, Inc. (a)	1,000,000	53,820
Genpact Ltd. (a)	1,129,500	20,026
		428,798
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc. (d)	68,749,287	802,992
ASML Holding NV	9,345,201	277,833
Broadcom Corp. Class A	2,000,000	70,780
Cymer, Inc. (a)	700,000	25,956
First Solar, Inc. (a)(c)	900,000	132,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Himax Technologies, Inc. sponsored ADR	4,000,000	$ 9,920
KLA-Tencor Corp.	2,500,000	88,075
Lam Research Corp. (a)	499,200	20,892
Marvell Technology Group Ltd. (a)	5,000,000	87,550
MEMC Electronic Materials, Inc. (a)	6,469,211	77,113
Micron Technology, Inc. (a)	9,969,444	71,880
Novellus Systems, Inc. (a)	2,000,000	53,160
PMC-Sierra, Inc. (a)	2,017,535	14,849
Samsung Electronics Co. Ltd.	165,233	112,595
Skyworks Solutions, Inc. (a)	4,000,000	82,720
		1,928,930
Software - 0.5%
Changyou.com Ltd. (A Shares) ADR (a)(c)	357,300	9,826
Longtop Financial Technologies Ltd. ADR (a)	29,200	1,149
Nintendo Co. Ltd.	400,000	100,331
		111,306
TOTAL INFORMATION TECHNOLOGY		6,190,738
MATERIALS - 11.4%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	300,000	24,846
Celanese Corp. Class A	1,000,000	32,100
Dow Chemical Co.	2,995,500	82,256
Ecolab, Inc.	2,000,000	101,480
FMC Corp.	1,241,790	84,951
Givaudan SA	104,500	106,792
Minerals Technologies, Inc.	500,000	29,460
Praxair, Inc.	1,000,000	90,260
Symrise AG	2,000,000	55,586
Valspar Corp.	1,000,000	31,850
		639,581
Construction Materials - 0.8%
Eagle Materials, Inc. (d)	3,800,000	90,060
Martin Marietta Materials, Inc. (c)	1,000,000	76,970
		167,030
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	28,060
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 7.2%
Alcoa, Inc.	4,000,000	$ 48,440
Barrick Gold Corp.	1,000,000	46,221
Commercial Metals Co.	1,000,000	14,490
Eldorado Gold Corp.	5,029,586	92,989
Goldcorp, Inc.	10,000,000	434,508
Harry Winston Diamond Corp. (a)	2,000,000	23,271
Newcrest Mining Ltd.	7,927,240	303,986
Newmont Mining Corp.	6,852,800	430,424
Randgold Resources Ltd. sponsored ADR (c)	1,736,966	176,233
		1,570,562
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	2,000,000	15,140
Weyerhaeuser Co.	4,677,136	73,712
		88,852
TOTAL MATERIALS		2,494,085
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	600,000	29,544
CenturyTel, Inc.	956,279	37,735
FairPoint Communications, Inc. (a)	109,213	4
Iliad Group SA	200,000	20,841
Level 3 Communications, Inc. (a)(c)	1,331,971	1,248
		89,372
Wireless Telecommunication Services - 2.5%
American Tower Corp. Class A (a)	4,500,000	230,670
SOFTBANK CORP.	5,500,000	179,973
Sprint Nextel Corp. (a)	28,000,000	129,640
		540,283
TOTAL TELECOMMUNICATION SERVICES		629,655
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Corp.	1,400,000	107,142
PPL Corp.	1,979,800	53,910
		161,052
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	1,796,532	$ 1,165
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	2,000,000	31,440
Sempra Energy	300,000	16,140
		47,580
TOTAL UTILITIES		209,797
TOTAL COMMON STOCKS (Cost $19,802,263)		21,760,467
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50% (Cost $200,003)	2,666,700	22,907
Convertible Bonds - 0.3%
	Principal Amount (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	$ 13,750	27,655
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	22,688
TOTAL CONVERTIBLE BONDS (Cost $38,750)		50,343
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (e)	202,694,715	$ 202,695
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	698,261,264	698,261
TOTAL MONEY MARKET FUNDS (Cost $900,956)		900,956
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $20,941,972)		22,734,673
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(864,452)
NET ASSETS - 100%		$ 21,870,221
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 143
Fidelity Securities Lending Cash Central Fund	5,644
Total	$ 5,787
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,098,001	$ -	$ 153,121	$ 10,514	$ 802,992
Brookdale Senior Living, Inc.	216,297	6,460	-	-	175,026
Dole Food Co., Inc.	69,267	-	46,325	-	-
Eagle Materials, Inc.	100,852	-	-	380	90,060
Equifax, Inc.	339,572	-	62,066	633	233,540
Greatbatch, Inc.	49,125	-	-	-	53,761
Integra LifeSciences Holdings Corp.	65,745	-	-	-	59,190
KB Home	68,474	-	-	511	46,317
Monster Worldwide, Inc.	136,400	13,752	-	-	119,387
MYR Group, Inc.	16,915	-	-	-	16,998
Staples, Inc.	937,711	-	22,084	7,036	817,760
Terreno Realty Corp.	19,730	-	-	-	18,220
Toll Brothers, Inc.	267,344	-	-	-	244,465
United Natural Foods, Inc.	116,557	-	11,303	-	131,478
Total	$ 3,501,990	$ 20,212	$ 294,899	$ 19,074	$ 2,809,194
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,012,359	$ 3,010,061	$ 2,298	$ -
Consumer Staples	540,443	540,443	-	-
Energy	1,788,631	1,788,631	-	-
Financials	2,427,169	1,831,492	595,677	-
Health Care	2,494,642	2,494,642	-	-
Industrials	1,995,855	1,990,842	5,013	-
Information Technology	6,190,738	5,893,960	296,778	-
Materials	2,494,085	2,494,085	-	-
Telecommunication Services	629,655	449,682	179,973	-
Utilities	209,797	209,797	-	-
Corporate Bonds	50,343	-	50,343	-
Money Market Funds	900,956	900,956	-	-
Total Investments in Securities:	$ 22,734,673	$ 21,604,591	$ 1,130,082	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.0%
Japan	3.6%
Canada	3.1%
Finland	2.5%
China	1.6%
Australia	1.4%
Netherlands	1.4%
Ireland	1.2%
Switzerland	1.0%
Bailiwick of Jersey	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%
Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $2,693,677,000 of which $1,232,702,000 and $1,460,975,000 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $681,045) - See accompanying schedule: Unaffiliated issuers (cost $17,050,763)	$ 19,024,523
Fidelity Central Funds (cost $900,956)	900,956
Other affiliated issuers (cost $2,990,253)	2,809,194
Total Investments (cost $20,941,972)		$ 22,734,673
Receivable for investments sold		41,497
Receivable for fund shares sold		7,349
Dividends receivable		22,021
Interest receivable		103
Distributions receivable from Fidelity Central Funds		207
Other receivables		1,430
Total assets		22,807,280

Liabilities
Payable for investments purchased	$ 14,101
Payable for fund shares redeemed	210,751
Accrued management fee	6,666
Other affiliated payables	3,363
Other payables and accrued expenses	3,917
Collateral on securities loaned, at value	698,261
Total liabilities		937,059

Net Assets		$ 21,870,221
Net Assets consist of:
Paid in capital		$ 23,284,343
Undistributed net investment income		134,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,338,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,790,287
Net Assets		$ 21,870,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2010

Magellan: Net Asset Value, offering price and redemption price per share ($19,130,612 ÷ 296,806 shares)	$ 64.45

Class K: Net Asset Value, offering price and redemption price per share ($2,739,609 ÷ 42,512 shares)	$ 64.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010

Investment Income
Dividends (including $19,074 earned from other affiliated issuers)		$ 161,113
Special dividends		45,792
Interest		2,311
Income from Fidelity Central Funds		5,787
Total income		215,003

Expenses
Management fee Basic fee	$ 63,363
Performance adjustment	(12,159)
Transfer agent fees	20,334
Accounting and security lending fees	980
Custodian fees and expenses	607
Independent trustees' compensation	73
Depreciation in deferred trustee compensation account	(2)
Registration fees	77
Audit	108
Legal	54
Interest	2
Miscellaneous	157
Total expenses before reductions	73,594
Expense reductions	(562)	73,032
Net investment income (loss)		141,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(427,141)
Other affiliated issuers	(121,573)
Foreign currency transactions	1,154
Total net realized gain (loss)		(547,560)
Change in net unrealized appreciation (depreciation) on: Investment securities	(785,606)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(785,616)
Net gain (loss)		(1,333,176)
Net increase (decrease) in net assets resulting from operations		$ (1,191,205)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,971	$ 118,442
Net realized gain (loss)	(547,560)	1,072,338
Change in net unrealized appreciation (depreciation)	(785,616)	8,226,579
Net increase (decrease) in net assets resulting from operations	(1,191,205)	9,417,359
Distributions to shareholders from net investment income	(13,836)	(144,477)
Distributions to shareholders from net realized gain	(16,524)	(7,752)
Total distributions	(30,360)	(152,229)
Share transactions - net increase (decrease)	(2,031,310)	(2,782,524)
Total increase (decrease) in net assets	(3,252,875)	6,482,606

Net Assets
Beginning of period	25,123,096	18,640,490
End of period (including undistributed net investment income of $134,080 and undistributed net investment income of $5,945, respectively)	$ 21,870,221	$ 25,123,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Income from Investment Operations
Net investment income (loss) D	.39 G	.29	.32	.34	.37	.91
Net realized and unrealized gain (loss)	(3.42)	23.02	(34.98)	2.72	3.31	14.87
Total from investment operations	(3.03)	23.31	(34.66)	3.06	3.68	15.78
Distributions from net investment income	(.04)	(.36)	(.11)	(.44)	(.50)	(.98)
Distributions from net realized gain	(.05)	(.02)	(2.86)	(11.68)	(24.66)	(3.00)
Total distributions	(.08) I	(.38)	(2.97)	(12.12)	(25.16)	(3.98)
Net asset value, end of period	$ 64.45	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Total Return B, C	(4.48)%	52.33%	(43.81)%	2.08%	3.21%	15.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.75%	.71%	.73%	.54%	.59%
Expenses net of fee waivers, if any	.67% A	.75%	.71%	.73%	.54%	.59%
Expenses net of all reductions	.66% A	.74%	.71%	.72%	.53%	.56%
Net investment income (loss)	1.24% A, G	.49%	.51%	.37%	.41%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 19,131	$ 22,628	$ 17,225	$ 38,322	$ 43,155	$ 50,473
Portfolio turnover rate F	35% A	39%	67%	57%	41%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2010	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.44 G	.38	.30
Net realized and unrealized gain (loss)	(3.42)	23.02	(41.32)
Total from investment operations	(2.98)	23.40	(41.02)
Distributions from net investment income	(.06)	(.46)	(.19)
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.11) J	(.48)	(.19)
Net asset value, end of period	$ 64.44	$ 67.53	$ 44.61
Total Return B, C	(4.42)%	52.59%	(47.79)%
Ratios to Average Net Assets E, I
Expenses before reductions	.52% A	.59%	.55% A
Expenses net of fee waivers, if any	.52% A	.59%	.55% A
Expenses net of all reductions	.52% A	.58%	.55% A
Net investment income (loss)	1.38% A, G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,740	$ 2,495	$ 1,415
Portfolio turnover rate F	35% A	39%	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.06 and distributions from net realized gain of $.045 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,993,038
Gross unrealized depreciation	(2,279,505)
Net unrealized appreciation (depreciation)	$ 1,713,533

Tax cost	$ 21,021,140

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,893,713 and $5,710,580, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	19,669.20
Class K	665.05
	$ 20,334

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $284 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,343.45%		$ 2

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,644.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $562 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2010	Year ended March 31, 2010
From net investment income
Magellan	$ 11,475	$ 129,094
Class K	2,361	15,383
Total	$ 13,836	$ 144,477
From net realized gain
Magellan	$ 14,753	$ 7,077
Class K	1,771	675
Total	$ 16,524	$ 7,752

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010 A	Six months ended September 30, 2010	Year ended March 31, 2010 A
Magellan
Shares sold	7,413	26,864	$ 472,699	$ 1,552,256
Conversion to Class K	-	(1,822)	-	(100,116)
Reinvestment of distributions	401	2,192	25,362	131,844
Shares redeemed	(45,937)	(78,300)	(2,887,376)	(4,681,107)
Net increase (decrease)	(38,123)	(51,066)	$ (2,389,315)	$ (3,097,123)
Class K
Shares sold	9,747	10,666	$ 619,447	$ 656,513
Conversion from Magellan	-	1,823	-	100,116
Reinvestment of distributions	65	266	4,132	16,058
Shares redeemed	(4,253)	(7,530)	(265,574)	(458,088)
Net increase (decrease)	5,559	5,225	$ 358,005	$ 314,599

A Conversion transactions for Class K and Magellan are presented for the period April 1, 2009 through August 31, 2009

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund (the "Fund") at September 30, 2010, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 11, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

MAG-USAN-1110
1.792157.107

Fidelity®
Magellan®
Fund -
Class K

Semiannual Report

September 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equities staged a rally during the third quarter of 2010, shaking off concerns about the European debt crisis and the possibility of a double-dip recession in the U.S. Although the short-term surge pushed major equity indexes back into positive territory for the year, several questions remained about the longer-term outlook, including lackluster economic growth and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Magellan	.67%
Actual		$ 1,000.00	$ 955.20	$ 3.28
HypotheticalA		$ 1,000.00	$ 1,021.71	$ 3.40
Class K	.52%
Actual		$ 1,000.00	$ 955.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Staples, Inc.	3.7	3.7
Applied Materials, Inc.	3.7	4.4
Apple, Inc.	2.8	2.0
Medco Health Solutions, Inc.	2.8	2.7
Corning, Inc.	2.7	4.3
Nokia Corp. sponsored ADR	2.5	4.3
Goldcorp, Inc.	2.0	1.5
Newmont Mining Corp.	2.0	2.0
Juniper Networks, Inc.	1.8	1.4
Occidental Petroleum Corp.	1.8	1.7
	25.8
Top Five Market Sectors as of September 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.3	29.3
Consumer Discretionary	13.8	12.0
Materials	11.6	9.7
Health Care	11.4	12.3
Financials	11.1	13.1
Asset Allocation (% of fund's net assets)
As of September 30, 2010*		As of March 31, 2010**
	Stocks 99.5%		Stocks 99.0%
	Convertible Securities 0.4%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	23.0%	** Foreign investments	20.6%

Semiannual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.4%
BorgWarner, Inc. (a)	1,000,000	$ 52,620
Johnson Controls, Inc.	1,000,000	30,500
		83,120
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (c)	100,000	17,450
Hotels, Restaurants & Leisure - 1.6%
China Lodging Group Ltd. ADR (c)	500,000	11,735
Ctrip.com International Ltd. sponsored ADR (a)	770,016	36,768
Darden Restaurants, Inc.	700,000	29,946
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	274,700	1,398
Starbucks Corp.	10,562,616	270,192
		350,039
Household Durables - 4.4%
Beazer Homes USA, Inc. (a)(c)	2,000,000	8,260
D.R. Horton, Inc.	15,888,899	176,685
KB Home (d)	4,088,000	46,317
Lennar Corp. Class A	13,380,585	205,793
M.D.C. Holdings, Inc.	2,000,000	58,060
PulteGroup, Inc. (a)	18,708,638	163,888
Ryland Group, Inc.	1,896,860	33,992
Tempur-Pedic International, Inc. (a)	1,000,000	31,000
Toll Brothers, Inc. (a)(d)	12,853,054	244,465
		968,460
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	200,000	31,412
B2W Companhia Global Do Varejo	1,000,000	18,369
		49,781
Leisure Equipment & Products - 0.3%
Brunswick Corp.	3,503,353	53,321
Media - 1.5%
Ascent Media Corp. (a)	144,656	3,864
Cinemark Holdings, Inc.	238,900	3,846
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	68,040
Informa PLC	5,000,000	32,904
Time Warner Cable, Inc.	2,000,000	107,980
Virgin Media, Inc.	4,944,763	113,828
		330,462
Multiline Retail - 0.0%
Future Mall Management Ltd. (a)	10,703	0
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Maoye International Holdings Ltd.	12,713,000	$ 5,948
Pantaloon Retail India Ltd.	194,608	2,298
Pantaloon Retail India Ltd. Class B	19,460	165
		8,411
Specialty Retail - 3.9%
Belle International Holdings Ltd.	20,000,000	40,160
Staples, Inc. (d)	39,090,255	817,760
		857,920
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)(c)	674,500	30,164
NIKE, Inc. Class B	1,597,000	127,984
Phillips-Van Heusen Corp.	530,384	31,908
Polo Ralph Lauren Corp. Class A	1,150,000	103,339
		293,395
TOTAL CONSUMER DISCRETIONARY		3,012,359
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	2,341,972	73,702
Drogasil SA	500,000	12,754
United Natural Foods, Inc. (a)(d)	3,967,342	131,478
Wal-Mart de Mexico SA de CV Series V	10,000,000	25,059
Wumart Stores, Inc. (H Shares)	25,000,000	59,802
		302,795
Food Products - 0.4%
Cosan Ltd. Class A	3,181,700	36,876
Cosan SA Industria e Comercio	3,000,000	44,212
Dole Food Co., Inc. (c)	813,934	7,447
		88,535
Household Products - 0.5%
Energizer Holdings, Inc. (a)	1,747,700	117,498
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	500,000	31,615
TOTAL CONSUMER STAPLES		540,443
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.2%
Energy Equipment & Services - 2.0%
Ensco International Ltd. ADR	2,000,000	$ 89,460
Lufkin Industries, Inc.	1,000,000	43,900
Noble Corp.	2,000,000	67,580
Schlumberger Ltd.	2,952,462	181,901
Seahawk Drilling, Inc. (a)	33,333	282
Transocean, Inc. (a)	761,302	48,944
		432,067
Oil, Gas & Consumable Fuels - 6.2%
Alpha Natural Resources, Inc. (a)	1,000,000	41,150
Anadarko Petroleum Corp.	500,000	28,525
Chesapeake Energy Corp.	15,000,000	339,750
CONSOL Energy, Inc.	2,000,000	73,920
Denbury Resources, Inc. (a)	9,500,000	150,955
Enterprise Products Partners LP	700,000	27,769
EOG Resources, Inc.	727,200	67,608
Marathon Oil Corp.	2,262,188	74,878
Occidental Petroleum Corp.	4,915,300	384,868
Reliance Industries Ltd.	3,000,000	66,452
Southwestern Energy Co. (a)	3,000,000	100,320
Westernzagros Resources Ltd. (a)	1,000,000	369
		1,356,564
TOTAL ENERGY		1,788,631
FINANCIALS - 11.0%
Capital Markets - 2.0%
Charles Schwab Corp.	8,547,000	118,803
Evercore Partners, Inc. Class A	87,600	2,506
Franklin Resources, Inc.	2,110,800	225,645
Merriman Holdings, Inc. (a)	15,012	37
Nomura Holdings, Inc.	7,295,700	35,101
Northern Trust Corp.	341,352	16,467
T. Rowe Price Group, Inc.	1,000,000	50,065
		448,624
Commercial Banks - 2.3%
Banco Do Brasil SA	2,000,000	37,658
CapitalSource, Inc.	5,000,000	26,700
Lloyds Banking Group PLC (a)	10,000,000	11,602
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,778
PNC Financial Services Group, Inc.	1,500,000	77,865
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Sumitomo Mitsui Financial Group, Inc.	6,000,000	$ 174,862
SVB Financial Group (a)	1,741,010	73,680
Wells Fargo & Co.	3,917,204	98,439
		503,584
Consumer Finance - 0.8%
American Express Co.	2,000,000	84,060
ORIX Corp.	1,161,600	88,912
		172,972
Diversified Financial Services - 1.3%
Bank of America Corp.	10,523,704	137,966
CME Group, Inc.	370,200	96,419
JPMorgan Chase & Co.	1,066,600	40,605
		274,990
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	835,500	69,079
China Life Insurance Co. Ltd. (H Shares)	66,231,000	262,293
Endurance Specialty Holdings Ltd.	555,800	22,121
Reinsurance Group of America, Inc.	339,549	16,397
		369,890
Real Estate Investment Trusts - 1.7%
Boston Properties, Inc.	1,000,000	83,120
CBL & Associates Properties, Inc.	5,513,363	72,005
HCP, Inc.	1,500,000	53,970
Kimco Realty Corp.	679,800	10,707
Simon Property Group, Inc.	1,000,000	92,740
Terreno Realty Corp. (d)	1,000,000	18,220
Vornado Realty Trust	530,114	45,341
		376,103
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	4,199,300	76,763
China Resources Land Ltd.	10,000,000	20,338
Iguatemi Empresa de Shopping Centers SA	2,189,500	48,893
Indiabulls Real Estate Ltd. (a)	7,800,000	29,935
PT Ciputra Development Tbk (a)	18,384,000	783
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
PT Lippo Karawaci Tbk (a)	702,550,500	$ 44,082
The St. Joe Co. (a)(c)	1,500,000	37,305
		258,099
TOTAL FINANCIALS		2,404,262
HEALTH CARE - 11.4%
Biotechnology - 1.4%
Amgen, Inc. (a)	2,000,000	110,220
BioMarin Pharmaceutical, Inc. (a)	3,000,000	67,050
Clinical Data, Inc. (a)	988,714	16,680
Incyte Corp. (a)	1,500,000	23,985
Protalix BioTherapeutics, Inc. (a)(c)	1,000,000	8,690
United Therapeutics Corp. (a)	1,478,560	82,814
		309,439
Health Care Equipment & Supplies - 2.2%
American Medical Systems Holdings, Inc. (a)	600,000	11,748
C. R. Bard, Inc.	1,899,791	154,700
Covidien PLC	2,000,000	80,380
Edwards Lifesciences Corp. (a)	660,000	44,253
Greatbatch, Inc. (a)(d)	2,318,300	53,761
HeartWare International, Inc. (a)	119,900	8,244
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	59,190
Stryker Corp.	1,300,000	65,065
		477,341
Health Care Providers & Services - 5.5%
Brookdale Senior Living, Inc. (a)(d)	10,731,200	175,026
Emeritus Corp. (a)(c)	1,000,000	17,060
Express Scripts, Inc. (a)	5,612,600	273,334
HealthSouth Corp. (a)	1,000,000	19,200
Henry Schein, Inc. (a)	1,903,653	111,516
LHC Group, Inc. (a)	500,000	11,595
Medco Health Solutions, Inc. (a)	11,650,100	606,504
		1,214,235
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	1,400,000	68,880
Life Technologies Corp. (a)	500,000	23,345
QIAGEN NV (a)	700,000	12,418
		104,643
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.8%
Allergan, Inc.	1,075,984	$ 71,585
Cadence Pharmaceuticals, Inc. (a)	1,000,000	8,350
Cardiome Pharma Corp. (a)	2,500,000	15,213
Elan Corp. PLC sponsored ADR (a)	5,000,000	28,750
Medicis Pharmaceutical Corp. Class A	1,167,343	34,612
Perrigo Co.	400,000	25,688
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,500,000	131,875
Valeant Pharmaceuticals International, Inc.	2,890,450	72,911
		388,984
TOTAL HEALTH CARE		2,494,642
INDUSTRIALS - 9.1%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	1,000,000	30,310
DigitalGlobe, Inc. (a)	500,000	15,200
Raytheon Co.	1,000,000	45,710
Raytheon Co. warrants 6/16/11 (a)	204,836	1,852
TransDigm Group, Inc.	250,000	15,513
United Technologies Corp.	2,000,000	142,460
		251,045
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	500,000	34,960
Hub Group, Inc. Class A (a)	400,000	11,704
		46,664
Airlines - 1.5%
AMR Corp. (a)	5,000,000	31,350
Delta Air Lines, Inc. (a)	16,814,711	195,723
JetBlue Airways Corp. (a)	8,829,552	59,070
Southwest Airlines Co.	3,000,000	39,210
		325,353
Building Products - 0.5%
Masco Corp.	6,100,000	67,161
Owens Corning (a)	1,500,000	38,445
USG Corp. (a)(c)	1,000,000	13,190
		118,796
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	300,000	20,325
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	4,000,000	$ 121,960
Stericycle, Inc. (a)	350,000	24,318
		166,603
Construction & Engineering - 0.7%
Fluor Corp.	2,500,000	123,825
Granite Construction, Inc.	1,000,000	22,740
MYR Group, Inc. (a)(d)	1,037,100	16,998
		163,563
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,000,000	44,240
AMETEK, Inc.	500,000	23,885
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	21,704
Emerson Electric Co.	1,500,000	78,990
EnerSys (a)	1,000,000	24,970
		193,789
Industrial Conglomerates - 0.0%
Textron, Inc.	500,000	10,280
Machinery - 1.3%
Bucyrus International, Inc. Class A	200,000	13,870
Danaher Corp.	6,000,000	243,660
NACCO Industries, Inc. Class A	262,001	22,896
		280,426
Professional Services - 1.8%
Equifax, Inc. (d)	7,485,262	233,540
Robert Half International, Inc.	5,124,900	133,247
Towers Watson & Co.	500,000	24,590
		391,377
Road & Rail - 0.2%
Localiza Rent A Car SA	2,500,000	41,626
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)	266,666	1,320
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	5,013
TOTAL INDUSTRIALS		1,995,855
INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 5.9%
Adtran, Inc.	2,000,000	70,600
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	10,950,300	$ 239,812
HTC Corp.	2,100,000	47,721
Juniper Networks, Inc. (a)	12,817,200	389,002
Nokia Corp. sponsored ADR (c)	54,109,935	542,723
		1,289,858
Computers & Peripherals - 3.3%
Apple, Inc. (a)	2,156,200	611,822
Seagate Technology (a)	2,000,000	23,560
Western Digital Corp. (a)	3,000,000	85,170
		720,552
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	4,736,900	232,013
Corning, Inc.	32,043,522	585,756
Foxconn International Holdings Ltd. (a)	5,000,000	3,673
Ingram Micro, Inc. Class A (a)	3,577,600	60,318
IPG Photonics Corp. (a)	1,000,000	24,140
		905,900
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	2,000,000	100,360
eAccess Ltd.	60,000	46,083
eBay, Inc. (a)	3,000,000	73,200
Google, Inc. Class A (a)	601,000	316,000
GREE, Inc. (c)	5,000,000	81,250
Monster Worldwide, Inc. (a)(c)(d)	9,211,938	119,387
Yahoo! Japan Corp.	200,000	69,114
		805,394
IT Services - 2.0%
Accenture PLC Class A	3,000,000	127,470
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	213,950
Fidelity National Information Services, Inc.	498,800	13,532
Fiserv, Inc. (a)	1,000,000	53,820
Genpact Ltd. (a)	1,129,500	20,026
		428,798
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc. (d)	68,749,287	802,992
ASML Holding NV	9,345,201	277,833
Broadcom Corp. Class A	2,000,000	70,780
Cymer, Inc. (a)	700,000	25,956
First Solar, Inc. (a)(c)	900,000	132,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Himax Technologies, Inc. sponsored ADR	4,000,000	$ 9,920
KLA-Tencor Corp.	2,500,000	88,075
Lam Research Corp. (a)	499,200	20,892
Marvell Technology Group Ltd. (a)	5,000,000	87,550
MEMC Electronic Materials, Inc. (a)	6,469,211	77,113
Micron Technology, Inc. (a)	9,969,444	71,880
Novellus Systems, Inc. (a)	2,000,000	53,160
PMC-Sierra, Inc. (a)	2,017,535	14,849
Samsung Electronics Co. Ltd.	165,233	112,595
Skyworks Solutions, Inc. (a)	4,000,000	82,720
		1,928,930
Software - 0.5%
Changyou.com Ltd. (A Shares) ADR (a)(c)	357,300	9,826
Longtop Financial Technologies Ltd. ADR (a)	29,200	1,149
Nintendo Co. Ltd.	400,000	100,331
		111,306
TOTAL INFORMATION TECHNOLOGY		6,190,738
MATERIALS - 11.4%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	300,000	24,846
Celanese Corp. Class A	1,000,000	32,100
Dow Chemical Co.	2,995,500	82,256
Ecolab, Inc.	2,000,000	101,480
FMC Corp.	1,241,790	84,951
Givaudan SA	104,500	106,792
Minerals Technologies, Inc.	500,000	29,460
Praxair, Inc.	1,000,000	90,260
Symrise AG	2,000,000	55,586
Valspar Corp.	1,000,000	31,850
		639,581
Construction Materials - 0.8%
Eagle Materials, Inc. (d)	3,800,000	90,060
Martin Marietta Materials, Inc. (c)	1,000,000	76,970
		167,030
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	28,060
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 7.2%
Alcoa, Inc.	4,000,000	$ 48,440
Barrick Gold Corp.	1,000,000	46,221
Commercial Metals Co.	1,000,000	14,490
Eldorado Gold Corp.	5,029,586	92,989
Goldcorp, Inc.	10,000,000	434,508
Harry Winston Diamond Corp. (a)	2,000,000	23,271
Newcrest Mining Ltd.	7,927,240	303,986
Newmont Mining Corp.	6,852,800	430,424
Randgold Resources Ltd. sponsored ADR (c)	1,736,966	176,233
		1,570,562
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	2,000,000	15,140
Weyerhaeuser Co.	4,677,136	73,712
		88,852
TOTAL MATERIALS		2,494,085
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.4%
Atlantic Tele-Network, Inc.	600,000	29,544
CenturyTel, Inc.	956,279	37,735
FairPoint Communications, Inc. (a)	109,213	4
Iliad Group SA	200,000	20,841
Level 3 Communications, Inc. (a)(c)	1,331,971	1,248
		89,372
Wireless Telecommunication Services - 2.5%
American Tower Corp. Class A (a)	4,500,000	230,670
SOFTBANK CORP.	5,500,000	179,973
Sprint Nextel Corp. (a)	28,000,000	129,640
		540,283
TOTAL TELECOMMUNICATION SERVICES		629,655
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Corp.	1,400,000	107,142
PPL Corp.	1,979,800	53,910
		161,052
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	1,796,532	$ 1,165
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	2,000,000	31,440
Sempra Energy	300,000	16,140
		47,580
TOTAL UTILITIES		209,797
TOTAL COMMON STOCKS (Cost $19,802,263)		21,760,467
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50% (Cost $200,003)	2,666,700	22,907
Convertible Bonds - 0.3%
	Principal Amount (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. 5.25% 3/15/14	$ 13,750	27,655
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	22,688
TOTAL CONVERTIBLE BONDS (Cost $38,750)		50,343
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (e)	202,694,715	$ 202,695
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	698,261,264	698,261
TOTAL MONEY MARKET FUNDS (Cost $900,956)		900,956
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $20,941,972)		22,734,673
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(864,452)
NET ASSETS - 100%		$ 21,870,221
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 143
Fidelity Securities Lending Cash Central Fund	5,644
Total	$ 5,787
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,098,001	$ -	$ 153,121	$ 10,514	$ 802,992
Brookdale Senior Living, Inc.	216,297	6,460	-	-	175,026
Dole Food Co., Inc.	69,267	-	46,325	-	-
Eagle Materials, Inc.	100,852	-	-	380	90,060
Equifax, Inc.	339,572	-	62,066	633	233,540
Greatbatch, Inc.	49,125	-	-	-	53,761
Integra LifeSciences Holdings Corp.	65,745	-	-	-	59,190
KB Home	68,474	-	-	511	46,317
Monster Worldwide, Inc.	136,400	13,752	-	-	119,387
MYR Group, Inc.	16,915	-	-	-	16,998
Staples, Inc.	937,711	-	22,084	7,036	817,760
Terreno Realty Corp.	19,730	-	-	-	18,220
Toll Brothers, Inc.	267,344	-	-	-	244,465
United Natural Foods, Inc.	116,557	-	11,303	-	131,478
Total	$ 3,501,990	$ 20,212	$ 294,899	$ 19,074	$ 2,809,194
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,012,359	$ 3,010,061	$ 2,298	$ -
Consumer Staples	540,443	540,443	-	-
Energy	1,788,631	1,788,631	-	-
Financials	2,427,169	1,831,492	595,677	-
Health Care	2,494,642	2,494,642	-	-
Industrials	1,995,855	1,990,842	5,013	-
Information Technology	6,190,738	5,893,960	296,778	-
Materials	2,494,085	2,494,085	-	-
Telecommunication Services	629,655	449,682	179,973	-
Utilities	209,797	209,797	-	-
Corporate Bonds	50,343	-	50,343	-
Money Market Funds	900,956	900,956	-	-
Total Investments in Securities:	$ 22,734,673	$ 21,604,591	$ 1,130,082	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.0%
Japan	3.6%
Canada	3.1%
Finland	2.5%
China	1.6%
Australia	1.4%
Netherlands	1.4%
Ireland	1.2%
Switzerland	1.0%
Bailiwick of Jersey	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%
Income Tax Information

At March 31, 2010, the Fund had a capital loss carryforward of approximately $2,693,677,000 of which $1,232,702,000 and $1,460,975,000 will expire on March 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2010

Assets
Investment in securities, at value (including securities loaned of $681,045) - See accompanying schedule: Unaffiliated issuers (cost $17,050,763)	$ 19,024,523
Fidelity Central Funds (cost $900,956)	900,956
Other affiliated issuers (cost $2,990,253)	2,809,194
Total Investments (cost $20,941,972)		$ 22,734,673
Receivable for investments sold		41,497
Receivable for fund shares sold		7,349
Dividends receivable		22,021
Interest receivable		103
Distributions receivable from Fidelity Central Funds		207
Other receivables		1,430
Total assets		22,807,280

Liabilities
Payable for investments purchased	$ 14,101
Payable for fund shares redeemed	210,751
Accrued management fee	6,666
Other affiliated payables	3,363
Other payables and accrued expenses	3,917
Collateral on securities loaned, at value	698,261
Total liabilities		937,059

Net Assets		$ 21,870,221
Net Assets consist of:
Paid in capital		$ 23,284,343
Undistributed net investment income		134,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,338,489)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,790,287
Net Assets		$ 21,870,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	September 30, 2010

Magellan: Net Asset Value, offering price and redemption price per share ($19,130,612 ÷ 296,806 shares)	$ 64.45

Class K: Net Asset Value, offering price and redemption price per share ($2,739,609 ÷ 42,512 shares)	$ 64.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2010

Investment Income
Dividends (including $19,074 earned from other affiliated issuers)		$ 161,113
Special dividends		45,792
Interest		2,311
Income from Fidelity Central Funds		5,787
Total income		215,003

Expenses
Management fee Basic fee	$ 63,363
Performance adjustment	(12,159)
Transfer agent fees	20,334
Accounting and security lending fees	980
Custodian fees and expenses	607
Independent trustees' compensation	73
Depreciation in deferred trustee compensation account	(2)
Registration fees	77
Audit	108
Legal	54
Interest	2
Miscellaneous	157
Total expenses before reductions	73,594
Expense reductions	(562)	73,032
Net investment income (loss)		141,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(427,141)
Other affiliated issuers	(121,573)
Foreign currency transactions	1,154
Total net realized gain (loss)		(547,560)
Change in net unrealized appreciation (depreciation) on: Investment securities	(785,606)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(785,616)
Net gain (loss)		(1,333,176)
Net increase (decrease) in net assets resulting from operations		$ (1,191,205)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2010	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,971	$ 118,442
Net realized gain (loss)	(547,560)	1,072,338
Change in net unrealized appreciation (depreciation)	(785,616)	8,226,579
Net increase (decrease) in net assets resulting from operations	(1,191,205)	9,417,359
Distributions to shareholders from net investment income	(13,836)	(144,477)
Distributions to shareholders from net realized gain	(16,524)	(7,752)
Total distributions	(30,360)	(152,229)
Share transactions - net increase (decrease)	(2,031,310)	(2,782,524)
Total increase (decrease) in net assets	(3,252,875)	6,482,606

Net Assets
Beginning of period	25,123,096	18,640,490
End of period (including undistributed net investment income of $134,080 and undistributed net investment income of $5,945, respectively)	$ 21,870,221	$ 25,123,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Magellan

	Six months ended September 30,	Years ended March 31,
	2010	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80	$ 101.00
Income from Investment Operations
Net investment income (loss) D	.39 G	.29	.32	.34	.37	.91
Net realized and unrealized gain (loss)	(3.42)	23.02	(34.98)	2.72	3.31	14.87
Total from investment operations	(3.03)	23.31	(34.66)	3.06	3.68	15.78
Distributions from net investment income	(.04)	(.36)	(.11)	(.44)	(.50)	(.98)
Distributions from net realized gain	(.05)	(.02)	(2.86)	(11.68)	(24.66)	(3.00)
Total distributions	(.08) I	(.38)	(2.97)	(12.12)	(25.16)	(3.98)
Net asset value, end of period	$ 64.45	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Total Return B, C	(4.48)%	52.33%	(43.81)%	2.08%	3.21%	15.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.75%	.71%	.73%	.54%	.59%
Expenses net of fee waivers, if any	.67% A	.75%	.71%	.73%	.54%	.59%
Expenses net of all reductions	.66% A	.74%	.71%	.72%	.53%	.56%
Net investment income (loss)	1.24% A, G	.49%	.51%	.37%	.41%	.86%
Supplemental Data
Net assets, end of period (in millions)	$ 19,131	$ 22,628	$ 17,225	$ 38,322	$ 43,155	$ 50,473
Portfolio turnover rate F	35% A	39%	67%	57%	41%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.08 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended September 30,	Years ended March 31,
	2010	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.44 G	.38	.30
Net realized and unrealized gain (loss)	(3.42)	23.02	(41.32)
Total from investment operations	(2.98)	23.40	(41.02)
Distributions from net investment income	(.06)	(.46)	(.19)
Distributions from net realized gain	(.05)	(.02)	-
Total distributions	(.11) J	(.48)	(.19)
Net asset value, end of period	$ 64.44	$ 67.53	$ 44.61
Total Return B, C	(4.42)%	52.59%	(47.79)%
Ratios to Average Net Assets E, I
Expenses before reductions	.52% A	.59%	.55% A
Expenses net of fee waivers, if any	.52% A	.59%	.55% A
Expenses net of all reductions	.52% A	.58%	.55% A
Net investment income (loss)	1.38% A, G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,740	$ 2,495	$ 1,415
Portfolio turnover rate F	35% A	39%	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.06 and distributions from net realized gain of $.045 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,993,038
Gross unrealized depreciation	(2,279,505)
Net unrealized appreciation (depreciation)	$ 1,713,533

Tax cost	$ 21,021,140

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,893,713 and $5,710,580, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .45% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Magellan	19,669.20
Class K	665.05
	$ 20,334

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $284 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,343.45%		$ 2

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,644.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $562 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2010	Year ended March 31, 2010
From net investment income
Magellan	$ 11,475	$ 129,094
Class K	2,361	15,383
Total	$ 13,836	$ 144,477
From net realized gain
Magellan	$ 14,753	$ 7,077
Class K	1,771	675
Total	$ 16,524	$ 7,752

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2010	Year ended March 31, 2010 A	Six months ended September 30, 2010	Year ended March 31, 2010 A
Magellan
Shares sold	7,413	26,864	$ 472,699	$ 1,552,256
Conversion to Class K	-	(1,822)	-	(100,116)
Reinvestment of distributions	401	2,192	25,362	131,844
Shares redeemed	(45,937)	(78,300)	(2,887,376)	(4,681,107)
Net increase (decrease)	(38,123)	(51,066)	$ (2,389,315)	$ (3,097,123)
Class K
Shares sold	9,747	10,666	$ 619,447	$ 656,513
Conversion from Magellan	-	1,823	-	100,116
Reinvestment of distributions	65	266	4,132	16,058
Shares redeemed	(4,253)	(7,530)	(265,574)	(458,088)
Net increase (decrease)	5,559	5,225	$ 358,005	$ 314,599

A Conversion transactions for Class K and Magellan are presented for the period April 1, 2009 through August 31, 2009

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund (the "Fund") at September 30, 2010, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 11, 2010

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the third quartile for the three-year period, and the fourth quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-K-USAN-1110
1.863179.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 24, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 24, 2010